Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFA14A
Amendment Flag	true
Entity Registrant Name	EASTERLY GOVERNMENT PROPERTIES, INC.
Entity Central Index Key	0001622194
Amendment Description	As a result, on May 6, 2025, the Board approved an amendment to our charter reducing the authorized shares of common stock, from 200,000,000 to 80,000,000. The amendment was filed following such approval and became effective upon filing. We believe that this amendment satisfies ISS’s concerns regarding our number of authorized shares.